SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended													0 Months Ended		0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended			1 Months Ended																12 Months Ended			0 Months Ended	1 Months Ended				0 Months Ended
	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2012 Stock options Minimum	Dec. 31, 2011 Stock options Minimum	Dec. 31, 2012 Stock options Maximum	Dec. 31, 2011 Stock options Maximum	Dec. 31, 2013 Stock options Employees	Dec. 31, 2012 Stock options Employees	Dec. 31, 2011 Stock options Employees	Dec. 31, 2013 Stock options Non-employees	Dec. 31, 2012 Stock options Non-employees	Dec. 31, 2011 Stock options Non-employees	Jul. 03, 2013 Affected Options	Jul. 03, 2013 Affected Options American Depositary Shares	Jul. 03, 2013 Affected Options Employees item	Jul. 03, 2013 Affected Options Employees American Depositary Shares	Dec. 31, 2013 Incentive share option	Dec. 31, 2013 Incentive share option Minimum	Dec. 31, 2013 Incentive share option Maximum	Dec. 31, 2013 Incentive share option Grantee who owns more than 10% voting power	Dec. 31, 2013 Non-qualified incentive share option	Jun. 02, 2010 2010 Plan item	Dec. 31, 2013 2010 Plan Employees	Dec. 31, 2012 2010 Plan Employees	Dec. 31, 2011 2010 Plan Employees	Apr. 30, 2012 2010 Plan Stock options	Nov. 30, 2011 2010 Plan Stock options	Mar. 31, 2011 2010 Plan Stock options	Apr. 30, 2012 2010 Plan Stock options Minimum	Nov. 30, 2011 2010 Plan Stock options Minimum	Mar. 31, 2011 2010 Plan Stock options Minimum	Apr. 30, 2012 2010 Plan Stock options Maximum	Nov. 30, 2011 2010 Plan Stock options Maximum	Mar. 31, 2011 2010 Plan Stock options Maximum	Nov. 30, 2011 2010 Plan Stock options Employees item	Mar. 31, 2011 2010 Plan Stock options Officer	Mar. 31, 2011 2010 Plan Stock options Artist	Mar. 31, 2011 2010 Plan Stock options Two independent directors item	Mar. 31, 2011 2010 Plan Stock options Officer and artist	Nov. 30, 2011 2010 Plan Stock options Four independent directors item	Nov. 30, 2011 2010 Plan Stock options Two directors item	Dec. 31, 2013 2010 Plan Stock options Non-employees	Dec. 31, 2012 2010 Plan Stock options Non-employees	Dec. 31, 2011 2010 Plan Stock options Non-employees	Nov. 30, 2011 2010 Plan Stock options Consultants	Nov. 30, 2011 2010 Plan Stock options Consultants item	Apr. 30, 2012 2010 Plan Stock options Five officers item	Apr. 30, 2012 2010 Plan Stock options 9 employees item	Jul. 31, 2013 2010 Plan Stock options Independent directors item	Jun. 02, 2009 2009 Plan item
Share-based compensation
Number of persons to whom options were granted																54																				34			2		4	2					8	5	9	2
Options vested																											$ 28,472	$ 14,424												$ 236,687							$ 13,056
Options vested																											1,021,528	559,576												434,795						456,944
Contractual life																											10 years	10 years	10 years																		10 years			10 years
Estimated forfeiture rate (as a percent)																													0.00%							26.30%					0.00%	0.00%				0.00%	0.00%	0.00%	26.30%	0.00%
Share-based compensation expenses								3,141,741	4,234,386	3,560,194	816,666	568,778	86,950
Exercise price (in dollars per share)	$ 7.72	$ 8.17													$ 3.88																															$ 8.62	$ 8.62		$ 10.96	$ 7.76
Number of ordinary shares authorized for issuance																993,233	1,986,466						5,410,650																												209,163
Awards vesting in number of equal monthly installments																							48																												48
Vesting period																							47 months							35 months	23 months	20 months	47 months	47 months	22 months												35 months			36 months	47 months
Term of option																			10 years		5 years
Percentage of voting power of all classes of company's stock																				10.00%
Fair market value of option (as a percent)																		100.00%				85.00%
Total incremental compensation expenses														468,149
Exercised																								2,422,535	1,614,902	53,632
Weighted average grant-date fair value of options granted (in dollars per share)	$ 3.78	$ 5.58	$ 4.13
Assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model
Expected volatility (as a percent)	37.00%		44.00%	42.00%		43.00%
Risk-free interest rate (as a percent)	4.09%			2.08%	2.77%	2.73%	2.89%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Exercise multiple	2.00			2.00	2.00	2.80	2.30
Fair value of the underlying ordinary shares (in dollars per share)	$ 11.48			$ 9.84	$ 7.76	$ 10.96	$ 12.37
Number of share options
Outstanding at the beginning of the period (in shares)	3,478,713
Granted (in shares)	110,000																																			289,000	435,774	125,708	110,000		135,000	150,000					470,000	950,000	100,000	110,000
Exercised (in shares)	(422,977)																																										(29,167)	0	0
Expired (in shares)	(37,129)
Forfeited (in shares)	(114,521)
Outstanding at the end of the period (in shares)	3,014,086	3,478,713
Exercisable at the end of the period (in shares)	2,128,248
Expected to vest (in shares)	653,305
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 8.17														$ 3.88
Granted (in dollars per share)	$ 7.76																																			$ 8.62	$ 6.31	$ 6.31	$ 11.56
Exercised (in dollars per share)	$ 5.56
Expired (in dollars per share)	$ 10.32
Forfeited (in dollars per share)	$ 10.15
Outstanding at the end of the period (in dollars per share)	$ 7.72	$ 8.17													$ 3.88																															$ 8.62	$ 8.62		$ 10.96	$ 7.76
Exercisable at the end of the period (in dollars per share)	$ 7.79
Expected to vest (in dollars per share)	$ 7.52
Weighted average remaining contractual life
Outstanding at the beginning of the period	7 years 8 months 12 days	7 years 10 months 24 days
Outstanding at the end of the period	7 years 8 months 12 days	7 years 10 months 24 days
Exercisable at the end of the period	7 years 6 months
Expected to vest	8 years 1 month 6 days
Aggregate intrinsic value
Outstanding at the beginning of the period	7,187,931
Outstanding at the end of the period	11,348,504	7,187,931
Exercisable at the end of the period	7,870,215
Expected to vest	2,589,282
Additional disclosures
Unrecognized compensation expenses	$ 4,400,452
Weighted-average period over which expense is expected to be recognized	10 months 24 days